Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Schedule of Stock by Class

	December 31, 2024	December 31, 2023
Preferred stock:
Series A convertible preferred stock (assuming maximum conversion)	25,048,584	25,237,155

Warrants:
Public Warrants	1,751,825	8,333,333
Private Placement Warrants	4,428,648	4,933,333
Working Capital Warrants	1,000,000	1,000,000
Initial OrbiMed Warrant	130,805	-
Total Warrants	7,311,278	14,266,666

Employee Stock Purchase Plan	2,253,197	1,396,252

Equity Awards:
Stock options and restricted stock units outstanding	5,050,896	3,666,234
Shares available for future grant	4,190,566	3,515,303
Total Equity Awards	9,241,462	7,181,537
Grand Total	43,854,521	48,081,610

Schedule of Plans Balances

As of March 31, 2025, the balances under the two plans are below.

	March 31, 2025
	Authorized	Outstanding	Available for Issue
2009 Plan	1,213,334	1,213,334	-
2023 Plan	10,350,022	5,001,373	5,228,256
Total	11,563,356	6,214,707	5,228,256

As of December 31, 2024, the balances under the two plans are below.

	December 31, 2024
	Authorized	Outstanding	Available for Issue
2009 Plan	1,274,985	1,274,985	-
2023 Plan	7,966,477	3,775,911	4,190,566
Total	9,241,462	5,050,896	4,190,566

Schedule of Stock Option Activity

The following table summarizes activity for options issued to employees, consultants, and directors under the 2009 Plan:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at January 1, 2023	1,671,076	$1.62	8.4
Granted	279,306	10.30	-
Exercised	(222,627)	0.94	-
Forfeiture	(195,399)	5.46	-
Options outstanding at December 31, 2023	1,532,356	$2.78	7.5
Granted	-	-	-
Exercised	(121,335)	0.51	-
Forfeiture	(170,036)	3.40	-
Options outstanding at December 31, 2024	1,240,985	$2.92	6.1

The following table summarizes certain information about all options outstanding under the 2023 Plan as of December 31, 2024.

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at January 1, 2023	-	$-	-
Granted	2,100,307	7.32	-
Exercised	-	-	-
Forfeiture	(30,602)	4.79	-
Options outstanding at December 31, 2023	2,069,705	$7.36	9.7
Granted	1,962,406	8.07	-
Exercised	(4,225)	4.83	-
Forfeiture	(677,332)	7.40	-
Options outstanding at December 31, 2024	3,350,554	$7.77	8.6

Schedule of Certain Information About All Options Outstanding

The following table summarizes certain information about all options outstanding under the 2009 Plan as of December 31, 2024.

	Options outstanding		Options Exercisable
Exercise Price	Number outstanding at December 31, 2024	Weighted average remaining contractual life	Number exercisable at December 31, 2024
$0.41	197,244	5.97	194,256
$1.22	200,832	2.95	200,832
$2.03	7,415	2.55	7,415
$2.43	673,807	6.80	453,451
$3.65	3,657	0.32	3,657
$10.30	158,030	7.56	73,531
Total	1,240,985	6.10	933,142

The following table summarizes certain information about all options outstanding under the 2023 Plan as of December 31, 2024.

	Options outstanding		Options Exercisable
Exercise Price	Number outstanding at December 31, 2024	Weighted average remaining contractual life	Number exercisable at December 31, 2024
$4.60	381,229	8.86	23,712
$4.78	679,753	7.92	208,231
$6.70	500,416	8.77	119,393
$9.28	205,000	9.05	10,000
$9.40	288,750	9.12	-
$9.50	653,843	8.87	-
$9.62	35,000	9.34	-
$11.34	233,334	7.83	93,336
$11.51	172,500	8.62	57,500
$12.00	200,729	7.84	79,061
Total	3,350,554	8.55	591,233

Schedule of Stock Options, Valuation Assumptions

2009 Plan	December 31, 2024	December 31, 2023
Valuation assumptions:
Expected dividend yield	-%	-%
Expected volatility	53%	53%
Expected term (years)(1)	6.0 - 6.2	6.0 - 6.2
Risk-free interest rate	4.2%	4.18%

(1)	Our historical exercise behavior for previous grants does not provide a reasonable estimate for future exercise activity for employees who have been awarded stock options in the past three years. Therefore, the average expected term was calculated using the simplified method, as defined by GAAP, for estimating the expected term.
2023 Plan	December 31, 2024	December 31, 2023
Valuation assumptions:
Expected dividend yield	-%	-%
Expected volatility	54%	53%
Expected term (years)(1)	5.5 - 6.3	6.0 - 6.2
Risk-free interest rate	4.2%	4.2%

Schedule of Restricted Stock Unit Activity and Performance Stock Unit Activity

The following table summarize activity for RSUs and PSUs issued to employees and directors under the 2009 and 2023 Plan. As of December 31, 2024:

Restricted Stock and Performance Stock:	Net Stock Units	Weighted-Average Grant-Date Fair Value per Share	Weighted average remaining contractual life
Stock Units Outstanding at December 31, 2022	-	$-	-
Awarded	184,018	10.30	-
Released	(25,091)	10.30	-
Forfeited	(94,754)	10.30	-
Stock Units outstanding at December 31, 2023	64,173	10.30	1.8
Awarded	498,255	9.46	-
Released	(21,325)	10.30	-
Forfeited	(81,746)	9.59	-
Stock Units outstanding at December 31, 2024	459,357	9.51	1.5